UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2743

                          Scudder Strategic Income Fund
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Strategic Income Fund
Investment Portfolio as of July 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------
                                                                                       Principal
                                                                                       Amount ($)(b)         Value ($)
                                                                                   -----------------------------------

Corporate Bonds 38.5%
Consumer Discretionary 8.6%
155 East Tropicana LLC/Finance, 144A, 8.75%, 4/1/2012 (d)                                400,000              394,000
Adesa, Inc., 7.625%, 6/15/2012                                                           155,000              158,100
AMC Entertainment, Inc., 8.0%, 3/1/2014 (d)                                              755,000              694,600
AutoNation, Inc., 9.0%, 8/1/2008                                                         255,000              281,138
Aztar Corp., 7.875%, 6/15/2014 (d)                                                       720,000              766,800
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011 (d)                                 175,000              177,625
Cablevision Systems Corp. New York Group, Series B, 7.89%**, 4/1/2009                    255,000              262,969
Caesars Entertainment, Inc.:
8.875%, 9/15/2008                                                                        255,000              283,687
9.375%, 2/15/2007                                                                        180,000              191,250
Charter Communications Holdings LLC, Step-up Coupon,
0% to 5/15/2006, 11.75% to 5/15/2011                                                     365,000              262,800
9.625%, 11/15/2009 (d)                                                                   825,000              660,000
10.25%, 9/15/2010 (d)                                                                  1,545,000            1,595,212
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (d)                                 595,000              523,600
CSC Holdings, Inc.:
7.25%, 7/15/2008                                                                         175,000              177,187
7.875%, 12/15/2007                                                                       745,000              770,144
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                      2,030,000            2,420,775
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012 (d)                                                          275,000              261,250
Series B, 9.0%, 5/1/2009                                                   EUR            85,000               82,447
EchoStar DBS Corp., 6.625%, 10/1/2014                                                    135,000              133,988
Foot Locker, Inc., 8.5%, 1/15/2022                                                       385,000              426,387
Ford Motor Co., 7.45%, 7/16/2031 (d)                                                     205,000              173,811
General Motors Corp., 8.25%, 7/15/2023 (d)                                                25,000               22,375
Gregg Appliances, Inc., 144A, 9.0%, 2/1/2013                                             240,000              232,200
Imperial Home Decor Group, Inc., Series B, 11.0%, 3/15/2008 *                            720,000                    0
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008 (d)                        405,000              304,763
ITT Corp., 7.375%, 11/15/2015                                                            385,000              427,350
Jacobs Entertainment, Inc.:
11.875%, 2/1/2009                                                                      1,115,000            1,204,200
144A, 11.875%, 2/1/2009                                                                  270,000              291,600
Levi Strauss & Co.:
8.254%**, 4/1/2012                                                                       300,000              300,000
12.25%, 12/15/2012                                                                       170,000              190,825
Liberty Media Corp.:
7.875%, 7/15/2009                                                                         20,000               21,246
8.5%, 7/15/2029                                                                           20,000               20,403
Mandalay Resort Group, Series B, 10.25%, 8/1/2007                                         85,000               92,863
Mediacom LLC, 9.5%, 1/15/2013 (d)                                                        310,000              316,975
MGM MIRAGE:
8.375%, 2/1/2011 (d)                                                                     955,000            1,046,919
9.75%, 6/1/2007                                                                          400,000              431,500
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                                        185,000              200,956
NCL Corp., 144A, 11.625%, 7/15/2014                                                      445,000              473,925
Norcraft Holdings/Capital, Step-up Coupon,
0% to 9/1/2008, 9.75% to 9/1/2012                                                        830,000              589,300
Paxson Communications Corp.:
Step-up Coupon, 0% to 1/15/2006, 12.25% to 1/15/2009                                     215,000              204,250
10.75%, 7/15/2008  (d)                                                                   205,000              202,950
Petro Stopping Centers, 9.0%, 2/15/2012                                                  750,000              761,250
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (d)                                       400,000              431,000
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                               570,000              574,987
PRIMEDIA, Inc.:
8.643%**, 5/15/2010                                                                      805,000              849,275
8.875%, 5/15/2011                                                                        700,000              737,625
Renaissance Media Group LLC, 10.0%, 4/15/2008                                            410,000              408,463
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                             830,000              936,862
Restaurant Co., 11.25%, 5/15/2008                                                        602,236              613,528
Schuler Homes, Inc., 10.5%, 7/15/2011                                                    645,000              707,887
Simmons Bedding Co.:
144A, Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014                            1,000,000              525,000
7.875%, 1/15/2014 (d)                                                                    170,000              159,375
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012 (d)                                                                    1,005,000            1,037,662
8.75%, 12/15/2011                                                                        880,000              932,800
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013                                      180,000              185,400
Toys "R" Us, Inc., 7.375%, 10/15/2018                                                    465,000              375,488
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015                                      1,340,000            1,360,100
TRW Automotive, Inc.:
11.0%, 2/15/2013 (d)                                                                     930,000            1,078,800
11.75%, 2/15/2013                                                          EUR           155,000              223,636
United Auto Group, Inc., 9.625%, 3/15/2012                                               665,000              716,537
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                        210,000              222,600
Williams Scotsman, Inc., 9.875%, 6/1/2007 (d)                                          1,040,000            1,019,200
Wynn Las Vegas LLC, 6.625%, 12/1/2014                                                    320,000              311,600
XM Satellite Radio, Inc.:
Step-up Coupon, 0% to 12/31/2005, 14.0% to 12/31/2009                                    788,778              816,385
12.0%, 6/15/2010                                                                          30,000               34,163
Young Broadcasting, Inc.:
8.75%, 1/15/2014 (d)                                                                     795,000              695,625
10.0%, 3/1/2011 (d)                                                                      180,000              170,100
                                                                                                         ------------
                                                                                                           33,157,718

Consumer Staples 0.9%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                 263,000              270,890
Alliance One International, Inc.:
144A, 11.0%, 5/15/2012                                                                   360,000              371,700
144A, 12.75%, 11/15/2012                                                                 230,000              218,500
Del Laboratories, Inc., 8.0%, 2/1/2012                                                   265,000              214,650
Duane Reade, Inc., 9.75%, 8/1/2011 (d)                                                   255,000              198,900
GNC Corp.:
8.5%, 12/1/2010                                                                          190,000              157,700
8.625%, 1/15/2011                                                                         50,000               47,500
North Atlantic Trading Co., 9.25%, 3/1/2012                                            1,085,000              824,600
Pinnacle Foods Holding Corp., 8.25%, 12/1/2013                                           115,000              104,650
Swift & Co.:
10.125%, 10/1/2009                                                                       485,000              527,438
12.5%, 1/1/2010                                                                          120,000              134,100
Viskase Co., Inc., 11.5%, 6/15/2011                                                      505,000              545,400
                                                                                                         ------------
                                                                                                            3,616,028
Energy 3.6%
Belden & Blake Corp., 8.75%, 7/15/2012                                                   675,000              707,063
Chesapeake Energy Corp., 6.875%, 1/15/2016                                                80,000               83,000
CITGO Petroleum Corp., 6.0%, 10/15/2011                                                  700,000              703,500
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (d)                                                                     180,000              180,450
7.125%, 5/15/2018                                                                        285,000              276,450
7.625%, 10/15/2026                                                                       245,000              238,875
8.75%, 2/15/2012 (d)                                                                      85,000               93,500
144A, 9.875%, 7/15/2010                                                                  805,000              889,525
El Paso Production Holding Corp., 7.75%, 6/1/2013                                        460,000              488,175
Key Energy Services, Inc., 6.375%, 5/1/2013                                              165,000              165,413
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                    780,000              779,025
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027                                    710,000              639,000
Pemex Project Funding Master Trust:
6.375%, 8/5/2016                                                           EUR           100,000              135,673
7.375%, 12/15/2014                                                                       700,000              773,500
8.0%, 11/15/2011                                                                       1,100,000            1,240,800
9.5%, 9/15/2027                                                                        1,800,000            2,331,000
144A, 9.5%, 9/15/2027                                                                    500,000              650,000
Sonat, Inc., 7.0%, 2/1/2018                                                              275,000              265,375
Southern Natural Gas, 8.875%, 3/15/2010                                                  535,000              583,783
Stone Energy Corp.:
6.75%, 12/15/2014                                                                        285,000              282,150
8.25%, 12/15/2011                                                                        810,000              856,575
Whiting Petroleum Corp., 7.25%, 5/1/2013 (d)                                              55,000               55,550
Williams Companies, Inc.:
8.125%, 3/15/2012 (d)                                                                    995,000            1,144,250
8.75%, 3/15/2032                                                                         310,000              383,625
                                                                                                         ------------
                                                                                                           13,946,257

Financials 6.5%
AAC Group Holding Corp., 144A, Step-up Coupon,
0% to 10/1/2008, 10.25% to 10/1/2012                                                     120,000               86,700
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                                              715,000              572,000
Alamosa Delaware, Inc.:
Step-up Coupon, 0% to 7/31/2005, 12.0% to 7/31/2009                                      306,000              341,572
8.5%, 1/31/2012                                                                           85,000               92,013
AmeriCredit Corp., 9.25%, 5/1/2009                                                     1,340,000            1,420,400
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                                    235,000              151,226
BF Saul Real Estate Investment Trust, (REIT), 7.5%, 3/1/2014                             235,000              243,225
E*TRADE Financial Corp., 8.0%, 6/15/2011                                                 535,000              568,437
FINOVA Group, Inc., 7.5%, 11/15/2009                                                   1,177,300              538,615
Ford Motor Credit Co.:
7.25%, 10/25/2011                                                                      2,465,000            2,426,087
7.375%, 10/28/2009                                                                       165,000              164,633
FRD Acquisition Co., Series B, 12.5%, 7/15/2004 *                                        230,000                    0
General Motors Acceptance Corp.:
4.13%**, 3/20/2007                                                                       705,000              693,489
6.125%, 8/28/2007 (d)                                                                    275,000              274,521
6.75%, 12/1/2014 (d)                                                                     560,000              527,455
6.875%, 9/15/2011                                                                        455,000              439,128
7.75%, 1/19/2010                                                                          85,000               87,435
8.0%, 11/1/2031                                                                        3,945,000            3,826,658
H&E Equipment/Finance, 11.125%, 6/15/2012                                                640,000              707,200
Poster Financial Group, Inc., 8.75%, 12/1/2011                                           580,000              591,600
PXRE Capital Trust I, 8.85%, 2/1/2027                                                    445,000              461,430
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                            104,000               85,800
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                         395,000              458,200
Radnor Holdings Corp., 11.0%, 3/15/2010 (d)                                              915,000              613,050
Rafaella Apparel Group, Inc., 144A, 11.25%, 6/15/2011                                    205,000              202,950
RC Royalty Subordinated LLC, 7.0%, 1/1/2018                                              300,000              259,500
Tennessee Valley Authority, Series A, 6.79%, 5/23/2012                                 5,750,000            6,501,117
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                      645,000              538,575
Triad Acquisition, 144A, 11.125%, 5/1/2013                                               335,000              345,050
UGS Corp., 10.0%, 6/1/2012                                                               650,000              721,500
Universal City Development, 11.75%, 4/1/2010 (d)                                         825,000              947,719
                                                                                                         ------------
                                                                                                           24,887,285

Health Care 0.8%
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                                     200,000              208,000
Eszopiclone Royalty Subordinated LLC, 12.0%, 3/15/2014                                   295,000              295,000
HEALTHSOUTH Corp., 10.75%, 10/1/2008                                                     650,000              676,000
InSight Health Services Corp., Series B, 9.875%, 11/1/2011                               365,000              316,638
Tenet Healthcare Corp., 144A, 9.25%, 2/1/2015                                          1,415,000            1,457,450
                                                                                                         ------------
                                                                                                            2,953,088

Industrials 5.4%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                     1,056,000            1,116,720
Allied Security Escrow Corp., 11.375%, 7/15/2011                                         605,000              598,950
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011                                                               925,000              871,812
Series B, 9.25%, 9/1/2012                                                                728,000              794,430
American Color Graphics, 10.0%, 6/15/2010 (d)                                            505,000              358,550
Avondale Mills, Inc., 10.504%**, 7/1/2012                                                500,000              490,000
Bear Creek Corp., 144A, 8.33%**, 3/1/2012                                                260,000              257,400
Beazer Homes USA, Inc.:
8.375%, 4/15/2012                                                                        465,000              499,294
8.625%, 5/15/2011                                                                        325,000              346,125
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                          790,000              683,350
9.25%, 5/1/2021                                                                          190,000              192,375
Cenveo Corp., 7.875%, 12/1/2013                                                          545,000              526,606
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                                 890,000              927,825
Columbus McKinnon Corp., 10.0%, 8/1/2010                                                 355,000              388,725
Compression Polymers Corp.:
144A, 10.46%**, 7/1/2012                                                                 185,000              185,925
144A, 10.5%, 7/1/2013                                                                    390,000              393,900
Congoleum Corp., 8.625%, 8/1/2008                                                        375,000              378,750
Cornell Companies, Inc., 10.75%, 7/1/2012                                                445,000              461,688
Dana Corp., 7.0%, 3/1/2029                                                               530,000              467,839
Erico International Corp., 8.875%, 3/1/2012                                              140,000              145,600
Goodman Global Holding Co., Inc., 144A, 7.875%, 12/15/2012 (d)                           320,000              307,200
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                           1,010,000            1,098,375
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012                                         615,000              668,812
Kansas City Southern:
7.5%, 6/15/2009                                                                          180,000              185,400
9.5%, 10/1/2008                                                                        1,175,000            1,277,812
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                              840,000              777,000
Metaldyne Corp., 144A, 11.0%, 11/1/2013 (d)                                              550,000              484,000
Millennium America, Inc., 9.25%, 6/15/2008                                             1,020,000            1,111,800
NTK Holdings, Inc., 144A, Step-up Coupon,
0% to 9/1/2009, 10.75% to 3/1/2014 (d)                                                   320,000              182,400
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014                                   460,000              526,700
Remington Arms Co., Inc., 10.5%, 2/1/2011 (d)                                            273,000              267,540
Sea Containers Ltd., Series B, 10.75%, 10/15/2006                                         90,000               91,013
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                        365,000              314,813
Ship Finance International Ltd., 8.5%, 12/15/2013                                        860,000              823,390
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                          260,000              249,600
10.375%, 7/1/2012                                                                        900,000              958,500
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                                    360,000              410,400
United Rentals North America, Inc., 7.0%, 2/15/2014 (d)                                  765,000              721,012
Xerox Capital Trust I, 8.0%, 2/1/2027                                                    360,000              375,300
                                                                                                         ------------
                                                                                                           20,916,931

Information Technology 1.3%
Activant Solutions, Inc.:
144A, 9.504%**, 4/1/2010                                                                  60,000               61,800
10.5%, 6/15/2011                                                                         450,000              488,250
Eschelon Operating Co.:
8.375%, 3/15/2010                                                                         95,000               87,400
8.376%, 3/15/2010                                                                        130,000              119,600
L-3 Communications Corp., 144A, 6.375%, 10/15/2015                                       345,000              349,313
Lucent Technologies, Inc.:
6.45%, 3/15/2029                                                                       1,010,000              909,000
7.25%, 7/15/2006 (d)                                                                     195,000              199,631
Sanmina-SCI Corp.:
6.75%, 3/1/2013 (d)                                                                    1,110,000            1,068,375
10.375%, 1/15/2010                                                                       849,000              942,390
Solar Capital Corp., 144A, 10.25%, 8/15/2015                                             430,000              445,587
SunGard Data Systems, Inc.,
LIBOR, plus .450, 144A, 8.525%**, 8/15/2013                                               40,000               41,450
Viasystems, Inc., 10.5%, 1/15/2011                                                        80,000               78,400
                                                                                                         ------------
                                                                                                            4,791,196

Materials 5.0%
ARCO Chemical Co., 9.8%, 2/1/2020                                                      1,855,000            2,077,600
Associated Materials, Inc., Step-up Coupon,
0% to 3/1/2009, 11.25% to 3/1/2014                                                     1,225,000              777,875
Caraustar Industries, Inc., 9.875%, 4/1/2011 (d)                                       1,150,000            1,170,125
Constar International, Inc.:
144A, 6.643%**, 2/15/2012                                                                235,000              225,600
11.0%, 12/1/2012 (d)                                                                     105,000               84,525
Dayton Superior Corp.:
10.75%, 9/15/2008 (d)                                                                    425,000              442,000
13.0%, 6/15/2009 (d)                                                                     685,000              619,925
Edgen Acquisition Corp., 9.875%, 2/1/2011                                                210,000              207,900
GEO Specialty Chemicals, Inc., 12.004%, 12/31/2009                                       642,000              645,210
Georgia-Pacific Corp.:
8.0%, 1/15/2024                                                                          975,000            1,111,500
9.375%, 2/1/2013                                                                         735,000              830,550
Hercules, Inc., 6.75%, 10/15/2029                                                        435,000              434,456
Huntsman Advanced Materials LLC, 11.0%, 7/15/2010                                        660,000              750,750
Huntsman LLC, 11.625%, 10/15/2010 (d)                                                    877,000            1,030,475
IMC Global, Inc.:
7.375%, 8/1/2018                                                                         160,000              162,800
10.875%, 8/1/2013                                                                        687,000              809,801
Intermet Corp., 9.75%, 6/15/2009 * (d)                                                    75,000               33,750
International Steel Group, Inc., 6.5%, 4/15/2014                                         240,000              238,800
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                          500,000              488,750
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010                                                                 1,030,000            1,143,300
144A, 13.0%, 9/30/2013                                                                   433,070              441,731
NewPage Corp., 144A, 9.42%**, 5/1/2012 (d)                                               425,000              429,250
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                 900,000              954,000
Oregon Steel Mills, Inc., 10.0%, 7/15/2009                                               355,000              385,175
Oxford Automotive, Inc., 144A, 12.5%, 10/15/2010 * (d)                                   817,833              408,916
Pliant Corp., 144A, 11.625%, 6/15/2009 (PIK)                                                   5                    6
Portola Packaging, Inc., 8.25%, 2/1/2012 (d)                                             545,000              414,200
Rockwood Specialties Group, Inc.:
144A, 7.625%, 11/15/2014                                                   EUR           385,000              473,795
10.625%, 5/15/2011                                                                        75,000               83,063
Sheffield Steel Corp., 11.375%, 8/15/2011                                                410,000              414,100
TriMas Corp., 9.875%, 6/15/2012                                                        1,165,000              996,075
UAP Holding Corp., Step-up Coupon,
0% to 1/15/2008, 10.75% to 7/15/2012                                                     435,000              371,925
United States Steel Corp., 9.75%, 5/15/2010                                              707,000              777,700
                                                                                                         ------------
                                                                                                           19,435,628

Telecommunication Services 3.3%
AirGate PCS, Inc., 7.349%**, 10/15/2011                                                  230,000              239,200
American Cellular Corp., Series B, 10.0%, 8/1/2011                                       500,000              523,750
AT&T Corp.:
9.05%, 11/15/2011                                                                        607,000              692,739
9.75%, 11/15/2031                                                                        675,000              874,125
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (d)                                                                     200,000              213,250
8.375%, 1/15/2014 (d)                                                                  1,320,000            1,359,600
144A, 8.375%, 1/15/2014                                                                   85,000               87,550
Dobson Communications Corp., 8.875%, 10/1/2013                                           105,000              104,738
Insight Midwest LP, 9.75%, 10/1/2009                                                     235,000              243,519
LCI International, Inc., 7.25%, 6/15/2007                                                610,000              597,800
Level 3 Financing, Inc., 10.75%, 10/15/2011 (d)                                          125,000              104,375
MCI, Inc., 8.735%, 5/1/2014                                                            1,035,000            1,164,375
Nextel Communications, Inc., 7.375%, 8/1/2015                                          2,185,000            2,354,337
Nextel Partners, Inc., 8.125%, 7/1/2011                                                  400,000              436,500
Qwest Corp.:
144A, 6.671%**, 6/15/2013                                                                240,000              250,800
7.25%, 9/15/2025                                                                         540,000              504,900
Qwest Services Corp.:
13.5%, 12/15/2010                                                                      1,355,000            1,558,250
14.0%, 12/15/2014                                                                        215,000              260,150
Rural Cellular Corp., 9.875%, 2/1/2010                                                    20,000               21,300
SBA Telecom, Inc., Step-up Coupon,
0% to 12/15/2007, 9.75% to 12/15/2011                                                    137,000              125,697
Triton PCS, Inc., 8.5%, 6/1/2013                                                         148,000              136,160
Ubiquitel Operating Co., 9.875%, 3/1/2011                                                155,000              173,019
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                             415,000              479,325
Western Wireless Corp., 9.25%, 7/15/2013                                                  90,000              102,600
                                                                                                         ------------
                                                                                                           12,608,059

Utilities 3.1%
AES Corp., 144A, 8.75%, 5/15/2013                                                      1,020,000            1,129,650
Allegheny Energy Supply Co. LLC:
144A, 8.25%, 4/15/2012 (d)                                                             1,350,000            1,518,750
144A, 10.25%, 11/15/2007                                                                 605,000              660,963
144A, 13.0%, 11/15/2007                                                                  190,000              207,575
Calpine Corp.:
7.625%, 4/15/2006 (d)                                                                    170,000              156,400
144A, 8.5%, 7/15/2010                                                                    800,000              616,000
CMS Energy Corp.:
8.5%, 4/15/2011                                                                          645,000              724,819
9.875%, 10/15/2007                                                                       995,000            1,092,012
DPL, Inc., 6.875%, 9/1/2011                                                              320,000              349,600
Mission Energy Holding Co., 13.5%, 7/15/2008                                           1,685,000            2,013,575
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                              155,000              159,650
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                               1,282,000            1,371,740
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011 (d)                                                                      560,000              611,800
10.0%, 10/1/2009                                                                       1,150,000            1,296,625
Tenaska Alabama Partners LP, 144A, 7.0%, 6/30/2021                                       170,000              176,375
                                                                                                         ------------
                                                                                                           12,085,534


Total Corporate Bonds (Cost $150,447,353)                                                                 148,397,724
                                                                                                         ------------
Foreign Bonds - US$ Denominated 22.2%
Consumer Discretionary 1.1%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                   855,000              957,600
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                          620,000              685,100
Shaw Communications, Inc., 8.25%, 4/11/2010                                            1,040,000            1,154,400
Telenet Group Holding NV, 144A, Step-up Coupon,
0% to 12/15/2008, 11.5% to 6/15/2014                                                     900,000              724,500
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                    85,000               85,850
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013 (d)                                    525,000              481,688
                                                                                                         ------------
                                                                                                            4,089,138

Consumer Staples 0.2%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                                     525,000              582,750
Grupo Cosan SA, 144A, 9.0%, 11/1/2009                                                     80,000               83,600
                                                                                                         ------------
                                                                                                              666,350

Energy 1.0%
Luscar Coal Ltd., 9.75%, 10/15/2011                                                      645,000              706,275
OAO Gazprom, 144A, 9.625%, 3/1/2013 (d)                                                  585,000              710,775
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                           1,915,027            2,163,981
Secunda International Ltd., 11.599%**, 9/1/2012                                          345,000              341,550
                                                                                                         ------------
                                                                                                            3,922,581

Financials 0.3%
Conproca SA de CV, 12.0%, 6/16/2010                                                      370,000              453,250
Eircom Funding, 8.25%, 8/15/2013                                                         500,000              535,000
New ASAT (Finance) Ltd., 9.25%, 2/1/2011                                                 235,000              197,400
                                                                                                         ------------
                                                                                                            1,185,650

Health Care 0.1%
Biovail Corp., 7.875%, 4/1/2010                                                          450,000              464,625
                                                                                                         ------------
Industrials 1.1%
CP Ships Ltd., 10.375%, 7/15/2012                                                        600,000              675,750
Grupo Transportacion Ferroviaria Mexicana SA de CV:
144A, 9.375%, 5/1/2012                                                                   560,000              599,200
10.25%, 6/15/2007                                                                      1,070,000            1,142,225
12.5%, 6/15/2012 (d)                                                                     430,000              506,325
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013                                             445,000              509,525
LeGrand SA, 8.5%, 2/15/2025                                                              345,000              415,725
Stena AB, 9.625%, 12/1/2012                                                              250,000              275,312
                                                                                                         ------------
                                                                                                            4,124,063

Materials 1.4%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014                                              115,000              130,525
Cascades, Inc., 7.25%, 2/15/2013                                                         780,000              780,000
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                285,000              334,162
ISPAT Inland ULC, 9.75%, 4/1/2014                                                        637,000              751,660
Rhodia SA, 8.875%, 6/1/2011 (d)                                                        1,265,000            1,227,050
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                                15,000               16,313
Tembec Industries, Inc.:
8.5%, 2/1/2011 (d)                                                                     1,950,000            1,560,000
8.625%, 6/30/2009 (d)                                                                    925,000              783,937
                                                                                                         ------------
                                                                                                            5,583,647

Sovereign Bonds 15.6%
Aries Vermogensverwaltung GmbH, 144A, Series C, 9.6%, 10/25/2014                       2,750,000            3,526,985
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020                                  2,250,000            2,227,500
Dominican Republic:
9.04%, 1/23/2018                                                                         780,000              820,950
144A, 9.04%, 1/23/2018                                                                    85,000               89,250
9.5%, 9/27/2011                                                                          250,000              270,000
Federative Republic of Brazil:
Floating Rate Note Debt Conversion Bond,
LIBOR Plus .875% Series 18YR, 4.313%**, 4/15/2012                                        411,770              398,923
8.875%, 10/14/2019                                                                       420,000              434,700
11.0%, 1/11/2012                                                                       1,700,000            1,999,200
11.0%, 8/17/2040                                                                       1,430,000            1,681,680
11.5%, 3/12/2008                                                                         700,000              796,600
14.5%, 10/15/2009                                                                        900,000            1,158,750
Nigeria, Promissory Note, Series RC, 5.092%, 1/5/2010                                     10,667               10,118
Province of Ontario, 2.65%, 12/15/2006 (d)                                             5,000,000            4,900,240
Republic of Argentina, 8.28%, 12/31/2033 (d)                                           5,681,602            5,491,268
Republic of Bulgaria, 8.25%, 1/15/2015                                                 2,080,000            2,581,072
Republic of Colombia:
10.75%, 1/15/2013                                                                        400,000              477,400
11.75%, 2/25/2020                                                                        100,000              129,000
Republic of Ecuador, Step-up Coupon, 8.0% to 8/15/2005,
9.0% to 8/15/2006, 10% to 8/15/2030                                                    1,800,000            1,557,000
Republic of Indonesia, 7.25%, 4/20/2015                                                1,810,000            1,821,313
Republic of Panama, 9.375%, 1/16/2023                                                    700,000              871,500
Republic of Peru, 9.875%, 2/6/2015                                                       500,000              618,750
Republic of Philippines:
8.375%, 2/15/2011                                                                        400,000              411,000
9.375%, 1/18/2017                                                                      2,100,000            2,236,500
9.5%, 10/21/2024                                                                         150,000              160,125
9.5%, 2/2/2030                                                                           500,000              504,050
9.875%, 1/15/2019                                                                        650,000              698,750
Republic of Turkey:
7.375%, 2/5/2025                                                                       1,700,000            1,660,730
11.75%, 6/15/2010                                                                      2,500,000            3,096,875
11.875%, 1/15/2030                                                                       340,000              483,225
12.375%, 6/15/2009                                                                     1,020,000            1,253,325
Republic of Uruguay, 9.25%, 5/17/2017                                                  1,390,000            1,499,463
Republic of Venezuela:
Series A, Collateralized Par Bond, 6.75%, 3/31/2020                                    1,200,000            1,205,400
7.65%, 4/21/2025                                                                       1,100,000              981,750
9.25%, 9/15/2027                                                                         900,000              937,350
9.375%, 1/13/2034                                                                      1,100,000            1,147,850
10.75%, 9/19/2013                                                                      2,010,000            2,333,610
Russian Federation, Step-up Coupon,
5.0% to 3/31/2007, 7.5% to 3/31/2030                                                   3,840,000            4,257,792
Russian Ministry of Finance:
Series V, 3.0%, 5/14/2008                                                              2,100,000            1,974,840
Series VII, 3.0%, 5/14/2011                                                            1,600,000            1,401,280
United Mexican States:
Series A, 6.625%, 3/3/2015                                                             1,170,000            1,264,770
Series A, 9.875%, 2/1/2010                                                               600,000              717,000
                                                                                                         ------------
                                                                                                           60,087,883

Telecommunication Services 1.4%
Alestra SA de RL de CV, 8.0%, 6/30/2010                                                  185,000              166,500
Axtel SA, 11.0%, 12/15/2013                                                              250,000              274,375
Cell C Property Ltd., 144A, 11.0%, 7/1/2015                                              420,000              404,775
Embratel, Series B, 11.0%, 12/15/2008                                                    254,000              284,480
Global Crossing UK Finance, 144A, 10.75%, 12/15/2014                                     410,000              377,200
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *                                    105,000               80,850
Intelsat Bermuda Ltd., 144A, 8.695%**, 1/15/2012                                         280,000              285,600
Millicom International Cellular SA, 10.0%, 12/1/2013                                     815,000              843,525
Mobifon Holdings BV, 12.5%, 7/31/2010                                                    830,000            1,004,300
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                    90,000               94,163
Nortel Networks Corp., 6.875%, 9/1/2023                                                  155,000              147,637
Nortel Networks Ltd., 6.125%, 2/15/2006                                                1,575,000            1,578,937
                                                                                                         ------------
                                                                                                            5,542,342

Total Foreign Bonds - US$ Denominated (Cost $84,433,352)                                                   85,666,279
                                                                                                         ------------
Foreign Bonds - Non US$ Denominated 22.2% Consumer Discretionary 0.3% IESY
Repository GMBH:
144A, 8.75%, 2/15/2015                                                     EUR           380,000              442,302
144A, 10.125%, 2/15/2015                                                   EUR           165,000              207,306
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                       EUR           285,000              316,177
                                                                                                         ------------
                                                                                                              965,785

Industrials 0.1%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                               EUR           365,000              423,736
                                                                                                         ------------
Sovereign Bonds 21.8%
Aries Vermogensverwaltung GmbH, Series B, 7.75%, 10/25/2009                EUR           500,000              705,531
Federal Republic of Germany, Series 94, 6.25%, 1/4/2024                    EUR         3,400,000            5,568,173
Federative Republic of Brazil, 8.5%, 9/24/2012                             EUR           400,000              537,115
Government of Malaysia, 4.305%, 2/27/2009                                  MYR         5,900,000            1,628,817
Kingdom of Spain, 6.0%, 1/31/2008                                          EUR        12,000,000           15,824,806
Mexican Bonds:
Series MI-10, 8.0%, 12/19/2013                                             MXN         6,066,500              525,523
Series MI-20, 8.0%, 12/7/2023                                              MXN         1,400,000              113,218
Series MI-10, 9.5%, 12/18/2014                                             MXN           849,000               80,357
Series M-20, 10.0%, 12/5/2024                                              MXN        15,400,000            1,508,885
Province of Ontario, 1.875%, 1/25/2010                                     JPY       875,000,000            8,283,995
Republic of Argentina:
5.83%, 12/31/2033                                                          ARS         6,546,377            2,811,882
7.82%, 12/31/2033                                                          EUR           318,690              370,361
Republic of Colombia, 12.0%, 10/22/2015                                    COP     1,868,000,000              885,268
Republic of Greece, 4.6%, 5/20/2013                                        EUR        17,250,000           22,914,598
Republic of Peru, 7.5%, 10/14/2014                                         EUR           600,000              824,587
Republic of Turkey:
15.0%, 2/10/2010                                                           TRY         1,500,000            1,210,498
20.0%, 10/17/2007                                                          TRY                74                   63
Republic of Uruguay, 10.5%, 10/20/2006                                     UYU        18,100,000              895,002
United Kingdom Treasury Bond, 4.75%, 9/7/2015                              GBP        10,700,000           19,476,187
                                                                                                         ------------
                                                                                                           84,164,866

Total Foreign Bonds - Non US$ Denominated (Cost $84,110,673)                                               85,554,387
                                                                                                         ------------
US Government Backed 12.0%
US Treasury Bonds:
5.375%, 2/15/2031 (d)                                                                  1,080,000            1,227,234
6.25%, 8/15/2023 (d)                                                                   6,400,000            7,717,248
7.25%, 5/15/2016 (d)                                                                   4,575,000            5,700,880
7.5%, 11/15/2016                                                                       4,200,000            5,355,164
US Treasury Notes:
4.75%, 11/15/2008 (d) (f)                                                             12,350,000           12,595,555
5.75%, 8/15/2010 (d) (f)                                                               2,000,000            2,144,688
6.125%, 8/15/2007 (d) (f)                                                              1,850,000            1,926,024
12.0%, 8/15/2013 (d)                                                                   2,880,000            3,523,161
12.75%, 11/15/2010 (d) (f)                                                             6,100,000            6,257,740
                                                                                                         ------------
Total US Government Backed (Cost $49,279,666)                                                              46,447,694

                                                                                          Shares             Value ($)
Common Stocks 0.1%
Catalina Restaurant Group, Inc.*                                                           4,239                6,782
GEO Specialty Chemicals, Inc.*                                                            10,608              137,904
GEO Specialty Chemicals, Inc., 144A*                                                         966               14,490
IMPSAT Fiber Networks, Inc.*                                                              20,919              128,443
Oxford Automotive, Inc.*                                                                 178,867               55,449

                                                                                                         ------------
Total Common Stocks (Cost $1,351,386)                                                                         343,068

Warrants 0.0%
Dayton Superior Corp., 144A*                                                                  40                    0
DeCrane Aircraft Holdings, Inc., 144A*                                                     2,740                    0
Destia Communications, Inc., 144A*                                                         1,425                    0
TravelCenters of America, Inc.*                                                              150                   19
                                                                                                         ------------
Total Warrants (Cost $643)                                                                                         19

Preferred Stocks 0.1%
Consumer Discretionary
Paxson Communications Corp., 14.25%, (PIK)
(Cost $807,664)                                                                               87              572,899
                                                                                                         ------------

                                                                                       Principal
                                                                                       Amount ($)           Value ($)
                                                                                       ----------           ---------
Convertible Bonds 0.1%
Consumer Discretionary
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006                                                        290,000              287,100
144A, Series EURO, 7.5%, 9/25/2006                                                        55,000               54,450
                                                                                                         ------------
Total Convertible Bonds (Cost $333,084)                                                                       341,550

                                                                                          Shares             Value ($)
                                                                                          ------             ---------


Loan Participations 0.4%
Citigroup Global (Severstal), 8.625%, 2/24/2009                                           89,000               91,430
Kingdom of Morocco, Series A, 2.781%**, 1/5/2009                                         329,000              325,299
Republic of Algeria, Floating Rate Debt Conversion Bond,
LIBOR plus .8125, 4.003%**, 3/4/2010                                                   1,176,902            1,168,075
                                                                                                         ------------
Total Loan Participations (Cost $1,565,292)                                                                 1,584,804

                                                                                           Units             Value ($)
                                                                                           -----             ---------
Other Investments 0.2%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029                                             765,000              612,000
SpinCycle, Inc., "F" (Common Stock Unit)                                                     184                  202
SpinCycle, Inc., (Common Stock Unit)                                                      26,151               28,766
                                                                                                         ------------
Total Other Investments (Cost $688,044)                                                                       640,968

                                                                                          Shares             Value ($)
                                                                                          ------             ---------
Securities Lending Collateral 18.0%
Scudder Daily Assets Fund Institutional, 3.34% (c)(e)
(Cost $69,497,910)                                                                    69,497,910           69,497,910
                                                                                                         ------------
Cash Equivalents 3.2%
Scudder Cash Management QP Trust, 3.34% (a)
(Cost $12,292,794)                                                                    12,292,794           12,292,794
                                                                                                         ------------

                                                                                            % of
                                                                                         Net Assets        Value ($)
                                                                                         ----------        ---------

Total Investment Portfolio  (Cost $454,817,861)                                            117.0          451,340,096
Other Assets and Liabilities, Net                                                          -17.0          -65,532,964
                                                                                                         ------------
Net Assets                                                                                 100.0          385,807,132
                                                                                                         ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default.

                                                    Maturity          Principal              Acquisition
Security                        Coupon                Date             Amount                  Cost ($)           Value ($)
---------------------------------------------------------------------------------------------------------------------------
FRD Acquisition Co.                      12.5 %     7/15/2004           230,000   USD                  -               -
---------------------------------------------------------------------------------------------------------------------------
Grupo Iusacell SA de CV                  10.0 %     7/15/2004           105,000   USD              64,163          80,850
---------------------------------------------------------------------------------------------------------------------------
Imperial Home Decor Group, Inc.          11.0 %     3/15/2008           720,000   USD             702,055              -
---------------------------------------------------------------------------------------------------------------------------
Intermet Corp.                           9.75 %     6/15/2009            75,000   USD              30,750          33,750
---------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.                  12.5 %    10/15/2010           817,833   USD             564,455         408,916
---------------------------------------------------------------------------------------------------------------------------
                                                                                                $1,361,423        $523,516
---------------------------------------------------------------------------------------------------------------------------


** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2005.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Principal amount stated in US dollars unless otherwise noted.

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2005 amounted to $68,013,438, which is 17.6% of net assets.

(e) Represents collateral held in connection with securities lending.

(f) At July 31, 2005, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offer Rate

PIK:  Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust

At July 31, 2005, open futures contracts purchased were as follows:

                                                                                                             Unrealized
                              Expiration                              Aggregate                             Depreciation
Futures                          Date             Contracts           Face Value ($)          Value ($)          ($)
---------------------------------------------------------------------------------------------------------------------------
10 Year Germany Bond           9/8/2005                385           57,539,384               57,158,853      (380,531)
---------------------------------------------------------------------------------------------------------------------------
10 Year Canada Government Bond 9/21/2005               305           28,905,921               28,861,689      (44,232)
---------------------------------------------------------------------------------------------------------------------------
10 Year US Treasury Note       9/22/2005               480           54,187,433               53,272,500      (914,933)
---------------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                                (1,339,696)
---------------------------------------------------------------------------------------------------------------------------

At July 31, 2005, open futures contracts sold were as follows:

                              Expiration                              Aggregate                              Unrealized
Futures                          Date             Contracts           Face Value ($)          Value ($)    Appreciation($)
---------------------------------------------------------------------------------------------------------------------------
UK Treasury Bond               9/28/2005               434           86,825,026               86,140,351       684,675
---------------------------------------------------------------------------------------------------------------------------
10 Year Japan Government Bond  9/8/2005                22            27,563,782               27,382,344       181,438
---------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                                  866,113
---------------------------------------------------------------------------------------------------------------------------

At July 31, 2005, open credit default swap contracts purchased were as follows:

                                                              Cash Flows
Effective/                     Notional             Received          Underlying Debt                 Unrealized
Expiration Dates               Amount($)           by the Fund       Obligation                    Depreciation ($)
---------------------------------------------------------------------------------------------------------------------------
5/19/2005                                                           Dow Jones CDX High
6/20/2010                     21,780,000      +   Fixed - 3.60%        Yield 100                       (857,588)
---------------------------------------------------------------------------------------------------------------------------

Counterparty:

+ JPMorgan Chase Bank

As of July 31, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                                     Unrealized
                                                                                                    Appreciation
         Contracts to Deliver                 In Exchange For                   Date                   (US $)
-------------------------------------------------------------------------------------------------------------------
USD                          30,679,382 AUD              40,998,225          10/21/2005                    224,404
-------------------------------------------------------------------------------------------------------------------
USD                           8,516,589 JPY             957,690,400          10/21/2005                     73,549
-------------------------------------------------------------------------------------------------------------------
EUR                           1,464,507 USD               1,854,937          11/18/2005                     70,469
-------------------------------------------------------------------------------------------------------------------
USD                             830,000 ZAR               5,657,695          10/28/2005                     23,545
-------------------------------------------------------------------------------------------------------------------
USD                           1,388,788 TRY               1,920,000          10/27/2005                     21,564
-------------------------------------------------------------------------------------------------------------------
USD                           1,575,222 PLN               5,363,000          10/27/2005                     20,040
-------------------------------------------------------------------------------------------------------------------
USD                             680,000 ARS               1,987,640           8/26/2005                     13,887
-------------------------------------------------------------------------------------------------------------------
EUR                             144,266 USD                 187,819           9/9/2005                      12,624
-------------------------------------------------------------------------------------------------------------------
EUR                             153,100 USD                 198,208           9/27/2005                     12,136
-------------------------------------------------------------------------------------------------------------------
USD                           1,126,213 EUR                 934,997          10/21/2005                     11,436
-------------------------------------------------------------------------------------------------------------------
CAD                          30,432,243 USD              24,928,524          10/21/2005                     10,308
-------------------------------------------------------------------------------------------------------------------
USD                             200,000 ARS                 591,500           8/26/2005                      6,493
-------------------------------------------------------------------------------------------------------------------
USD                             790,000 THB              33,069,400          10/28/2005                      2,923
-------------------------------------------------------------------------------------------------------------------
EUR                              19,340 USD                  26,076           9/9/2005                       2,590
-------------------------------------------------------------------------------------------------------------------
USD                             777,383 RUB              22,342,000          10/27/2005                      1,151
-------------------------------------------------------------------------------------------------------------------
EUR                              63,589 USD                  78,200          11/18/2005                        719
-------------------------------------------------------------------------------------------------------------------
EUR                              50,483 USD                  62,027           9/27/2005                        672
-------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                              508,510
-------------------------------------------------------------------------------------------------------------------

                                                                                                     Unrealized
                                                                                                    Depreciation
         Contracts to Deliver                 In Exchange For                   Date                   (US $)
-------------------------------------------------------------------------------------------------------------------
EUR                              45,300 USD                  55,047           9/27/2005                         (9)
-------------------------------------------------------------------------------------------------------------------
EUR                              64,743 USD                  78,560          11/18/2005                       (328)
-------------------------------------------------------------------------------------------------------------------
EUR                             106,306 USD                 129,020          11/16/2005                       (498)
-------------------------------------------------------------------------------------------------------------------
SGD                           1,396,668 USD                 840,000          10/28/2005                     (2,852)
-------------------------------------------------------------------------------------------------------------------
ZAR                           5,657,695 USD                 848,421          10/28/2005                     (5,124)
-------------------------------------------------------------------------------------------------------------------
TRY                             347,625 USD                 250,000          10/28/2005                     (5,280)
-------------------------------------------------------------------------------------------------------------------
USD                           1,700,000 SGD               2,804,830          10/28/2005                     (7,359)
-------------------------------------------------------------------------------------------------------------------
TRY                           1,160,000 USD                 843,452          10/27/2005                     (8,635)
-------------------------------------------------------------------------------------------------------------------
MXN                          14,670,000 USD               1,352,261          10/27/2005                    (11,167)
-------------------------------------------------------------------------------------------------------------------
EUR                           1,580,000 USD               1,909,588          10/27/2005                    (13,410)
-------------------------------------------------------------------------------------------------------------------
PLN                           5,200,000 USD               1,526,516          10/28/2005                    (20,235)
-------------------------------------------------------------------------------------------------------------------
CHF                           4,500,000 USD               3,491,078          10/21/2005                    (24,610)
-------------------------------------------------------------------------------------------------------------------
MXN                           6,979,293 USD                 619,023          11/10/2005                    (28,297)
-------------------------------------------------------------------------------------------------------------------
ARS                           2,579,140 USD                 868,105           8/26/2005                    (32,275)
-------------------------------------------------------------------------------------------------------------------
GBP                           2,716,754 USD               4,682,217          10/21/2005                    (83,395)
-------------------------------------------------------------------------------------------------------------------
SEK                          73,481,380 USD               9,389,992          10/21/2005                   (116,291)
-------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                             (359,765)
-------------------------------------------------------------------------------------------------------------------


Currency Abbreviations
--------------------------------------------------------------------------------
ARS         Argentine Peso                   PLN           Polish Zloty
--------------------------------------------------------------------------------
AUD         Australian Dollar                RUB           Russian Ruble
--------------------------------------------------------------------------------
CAD         Canadian Dollar                  SEK           Swedish Krona
--------------------------------------------------------------------------------
CHF         Swiss Franc                      SGD           Singapore Dollar
--------------------------------------------------------------------------------
COP         Colombian Peso                   THB           Thailand Baht
--------------------------------------------------------------------------------
EUR         Euro                             TRY           New Turkish Lira
--------------------------------------------------------------------------------
GBP         Great British Pound              USD           United States Dollar
--------------------------------------------------------------------------------
JPY         Japanese Yen                     UYU           Uruguay Peso
--------------------------------------------------------------------------------
MXN         Mexican Peso                     ZAR           South African Rand
--------------------------------------------------------------------------------
MYR         Malaysian Ringgit
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Strategic Income Fund


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Strategic Income Fund


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005